OBLIGATIONS UNDER CAPITAL LEASE	12 Months Ended
Dec. 31, 2010
OBLIGATIONS UNDER CAPITAL LEASE
NOTE 6 - OBLIGATIONS UNDER CAPITAL LEASE

On July 17, 2006 the Company entered into an equipment lease agreement with Citicorp Vendor Finance for the purchase of $87,098 of computer equipment related to the Company’s products. The lease has a five-year term and a $1 purchase option. In January 2009, the Company prepaid the Citicorp Vendor Finance lease for servers for $50,000 in lieu of the remaining payments totaling $65,125.

On September 16, 2007 the Company entered into an equipment lease agreement with GE Capital for the purchase of $71,914 of computer equipment. The lease has a three-year term and a $1 purchase option. The Company is accounting for this obligation as a capital lease. Assets and liabilities under capital leases are recorded at the lower of the present value of the minimum lease payments or the fair market value of the asset.  The assets are depreciated over their related estimated useful lives.

On February 28, 2008 the Company entered into an equipment lease agreement with GE Capital for the purchase of $36,312 of computer equipment. The lease has a three-year term and a $1 purchase option. The Company is accounting for this obligation as a capital lease. Assets and liabilities under capital leases are recorded at the lower of the present value of the minimum lease payments or the fair market value of the asset.  The assets are depreciated over their estimated useful lives.

Depreciation for assets under capital leases for the years ended December 31, 2009 and 2008 amounted to approximately $30,000 and $7,000, respectively, and is included in depreciation expense.

The following is a summary of assets held under capital leases at December 31, 2009 and 2008:

	December 31, 2010	December 31, 2009
Data processing equipment, server and routers	$108,226	$108,226
Less: Accumulated depreciation	(106,209)	(76,126)
	$2,017	$32,100

The minimum future lease payments under the capital lease and the equipment loan for the next year is approximately $2,000.